DESCRIPTION OF PLAN - Payment of Benefits (Details)	12 Months Ended
Dec. 31, 2025
E B P 001 [Member]
EBP, Description of Plan [Line Items]
Percentage to be owned or controlled for entitlement of balances in plan accounts	80.00%